Impairment of long-term assets - Cash Generating Units (Details) - Refining and Petrochemical segment - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment of long-term assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 1,265	$ 1,482
Refineria de Cartagena S.A.S
Impairment of long-term assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	1,265	1,482
Refineria de Cartagena S.A.S | Carrying Amount
Impairment of long-term assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	28,237	26,423
Refineria de Cartagena S.A.S | Recoverable amount
Impairment of long-term assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 35,330	$ 27,906